Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 1,292	€ 1,969	€ 859
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	688	655	418
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	227	1,147	195
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 290	€ 1,178	245
Daiichi Sankyo | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income			€ 119